Performance Management - Virtus Reaves Utilities ETF	Nov. 25, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five years and since inception compared with a broad-based index and a style-specific index (one reflecting the market segments in which the Fund invests), in that order. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five years and since inception compared with a broad-based index and a style-specific index (one reflecting the market segments in which the Fund invests), in that order.
Bar Chart [Table]
Bar Chart Closing [Text Block]

•During the periods shown in the bar chart, the highest return for a calendar quarter was 23.72% (quarter ended 09/30/24).

•During the periods shown in the bar chart, the lowest return for a calendar quarter was (14.17)% (quarter ended 3/31/2020).

The Fund’s year-to-date return was 32.01% as of September 30, 2025.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	32.01%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	23.72%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	(14.17%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (For the Periods Ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]

Average Annual Total Returns (For the Periods Ended December 31, 2024)	1 Year	5 Year	Since Inception[1]
Before taxes	45.30%	11.57%	13.24%
After taxes on distributions[2]	44.70%	11.00%	12.59%
After taxes on distributions and sale of shares[2]	27.13%	9.07%	10.81%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	14.74%
S&P 500 Utilities Index (reflects no deduction for fees, expenses or taxes)	23.43%	6.61%	10.20%

1	The Fund commenced operations on September 23, 2015.
2	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Phone [Text]	(888) 383-0553